Fair Value of Financial Assets and Liabilities (Tables)	12 Months Ended
Dec. 31, 2024
Fair Value of Financial Assets and Liabilities [Abstract]
Schedule of Fair Values and Fair Value Accounting Hierarchy

Set out below is a comparison of the carrying amounts and fair values of financial instruments as of December 31, 2024 and 2023, as well as the fair value accounting hierarchy. The dates of valuations at fair value were as of December 31, 2024 and 2023, respectively.

	Carrying amount		Fair value		Fair value hierarchy
	2024	2023	2024	2023	2024/2023
	S/(000)	S/(000)	S/(000)	S/(000)

Financial assets
Cash and cash equivalents	72,723	90,193	72,723	90,193	Level 1
Trade and other receivables	174,399	143,085	174,399	143,085	Level 2
Financial investments designated at fair value through other comprehensive income	239	249	239	249	Level 3
Total financial assets	247,361	233,527	247,361	233,527

Financial liabilities
Trade and other payables	242,051	231,511	242,051	231,511	Level 2
Senior notes	569,303	569,192	541,508	532,987	Level 1
Promissory notes	923,888	1,003,834	916,415	931,014	Level 2

Total financial liabilities	1,735,242	1,804,537	1,699,974	1,695,512